Separate Financial Information of Subsidiary Guarantors of Indebtedness	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Separate Financial Information of Subsidiary Guarantors of Indebtedness

24. Separate Financial Information of Subsidiary Guarantors of Indebtedness

Guarantor Financial Statement Information

In accordance with the indenture governing the 7.875% Senior Notes due December 2021, certain existing and future 100% owned domestic subsidiaries of the Company have fully and unconditionally guaranteed the Senior Notes on a joint and several basis. These guarantor subsidiaries also guarantee the Company’s obligations under the 2013 Secured Credit Facilities. The indenture governing the Senior Notes contains customary exceptions under which a guarantor subsidiary may be released from its guarantee without the consent of the holders of the Senior Notes, including (1) the permitted sale, transfer or other disposition of all or substantially all of a guarantor subsidiary’s assets or common stock; (2) the designation of a restricted guarantor subsidiary as an unrestricted subsidiary; (3) the release of a guarantor subsidiary from its obligations under the 2013 Secured Credit Facilities and its guarantee of all other indebtedness of the Company and other guarantor subsidiaries; and (4) the defeasance of the obligations of the guarantor subsidiary by payment of the Senior Notes. Presented below are the condensed consolidating financial information of the Company, the guarantor subsidiaries on a combined basis, and the non-guarantor subsidiaries on a combined basis.

Condensed Consolidating Balance Sheet

June 30, 2014

Unaudited

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
ASSETS
Cash and cash equivalents	$11,215	$286,933	$5,193	$—	$303,341
Restricted cash and cash equivalents	15,505	726,848	69,317	—	811,670
Residential loans at amortized cost, net	6,989	14,530	1,339,634	—	1,361,153
Residential loans at fair value	—	10,710,615	557,786	—	11,268,401
Receivables, net	49,492	203,188	36,149	—	288,829
Servicer and protective advances, net	—	1,523,382	89,076	(16,508)	1,595,950
Servicing rights, net	—	1,648,544	—	—	1,648,544
Goodwill	—	575,468	—	—	575,468
Intangible assets, net	—	105,870	6,643	—	112,513
Premises and equipment, net	217	143,375	—	—	143,592
Other assets	60,088	170,905	45,496	—	276,489
Due from affiliates, net	774,299	—	—	(774,299)	—
Investments in consolidated subsidiaries and variable interest entities	2,650,332	14,754	—	(2,665,086)	—

Total assets	$3,568,137	$16,124,412	$2,149,294	$(3,455,893)	$18,385,950

LIABILITIES AND STOCKHOLDERS’ EQUITY
Payables and accrued liabilities	$42,594	$571,787	$31,764	$(23,863)	$622,282
Servicer payables	—	735,391	—	—	735,391
Servicing advance liabilities	—	939,118	101,323	—	1,040,441
Warehouse borrowings	—	1,151,216	—	—	1,151,216
Debt	2,266,632	2,958	—	—	2,269,590
Mortgage-backed debt	—	—	1,803,470	—	1,803,470
HMBS related obligations at fair value	—	9,472,666	—	—	9,472,666
Deferred tax liability, net	73,722	29,868	2,040	75	105,705
Obligation to fund Non-Guarantor VIEs	—	48,627	—	(48,627)	—
Due to affiliates, net	—	764,498	6,883	(771,381)	—

Total liabilities	2,382,948	13,716,129	1,945,480	(843,796)	17,200,761
Stockholders’ equity:
Total stockholders’ equity	1,185,189	2,408,283	203,814	(2,612,097)	1,185,189

Total liabilities and stockholders’ equity	$3,568,137	$16,124,412	$2,149,294	$(3,455,893)	$18,385,950

Condensed Consolidating Balance Sheet

December 31, 2013

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
ASSETS
Cash and cash equivalents	$100,009	$388,644	$3,232	$—	$491,885
Restricted cash and cash equivalents	14,753	732,582	57,468	—	804,803
Residential loans at amortized cost, net	6,341	10,819	1,377,711	—	1,394,871
Residential loans at fair value	—	9,754,110	587,265	—	10,341,375
Receivables, net	51,681	223,767	43,747	—	319,195
Servicer and protective advances, net	—	1,337,218	62,647	(18,431)	1,381,434
Servicing rights, net	—	1,304,900	—	—	1,304,900
Goodwill	—	657,737	—	—	657,737
Intangible assets, net	—	115,364	7,042	—	122,406
Premises and equipment, net	277	155,570	—	—	155,847
Other assets	65,293	291,529	56,254	—	413,076
Due from affiliates, net	711,797	—	—	(711,797)	—
Investments in consolidated subsidiaries and variable interest entities	2,621,934	9,487	—	(2,631,421)	—

Total assets	$3,572,085	$14,981,727	$2,195,366	$(3,361,649)	$17,387,529

LIABILITIES AND STOCKHOLDERS’ EQUITY
Payables and accrued liabilities	$57,187	$429,199	$32,205	$(24,452)	$494,139
Servicer payables	—	735,225	—	—	735,225
Servicing advance liabilities	—	903,381	67,905	—	971,286
Warehouse borrowings	—	1,085,563	—	—	1,085,563
Debt	2,267,979	4,106	—	—	2,272,085
Mortgage-backed debt	—	—	1,887,862	—	1,887,862
HMBS related obligations at fair value	—	8,652,746	—	—	8,652,746
Deferred tax liability, net	79,903	38,846	2,920	(62)	121,607
Obligation to fund Non-Guarantor VIEs	—	45,194	—	(45,194)	—
Due to affiliates, net	—	703,170	6,139	(709,309)	—

Total liabilities	2,405,069	12,597,430	1,997,031	(779,017)	16,220,513
Stockholders’ equity:
Total stockholders’ equity	1,167,016	2,384,297	198,335	(2,582,632)	1,167,016

Total liabilities and stockholders’ equity	$3,572,085	$14,981,727	$2,195,366	$(3,361,649)	$17,387,529

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended June 30, 2014

Unaudited

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
REVENUES
Net servicing revenue and fees	$—	$145,438	$25	$(4,487)	$140,976
Net gains on sales of loans	—	144,611	—	—	144,611
Interest income on loans	163	156	33,899	—	34,218
Net fair value gains on reverse loans and related HMBS obligations	—	26,936	—	—	26,936
Insurance revenue	—	18,396	1,410	—	19,806
Other revenues	267	46,693	5,137	(4,931)	47,166

Total revenues	430	382,230	40,471	(9,418)	413,713

EXPENSES
Salaries and benefits	—	145,502	—	—	145,502
General and administrative	(1,323)	147,287	6,065	(9,688)	142,341
Interest expense	36,809	17,284	20,597	—	74,690
Depreciation and amortization	30	18,163	198	—	18,391
Goodwill impairment	—	82,269	—	—	82,269
Other expenses, net	283	261	3,434	—	3,978

Total expenses	35,799	410,766	30,294	(9,688)	467,171

OTHER GAINS LOSSES
Other net fair value gains (losses)	(5)	(1,073)	2,610	—	1,532

Total other (gains) losses	(5)	(1,073)	2,610	—	1,532

Income (loss) before income taxes	(35,374)	(29,609)	12,787	270	(51,926)
Income tax expense (benefit)	(60,493)	19,950	1,440	106	(38,997)

Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	25,119	(49,559)	11,347	164	(12,929)
Equity in earnings of consolidated subsidiaries and variable interest entities	(38,048)	3,553	—	34,495	—

Net income	$(12,929)	$(46,006)	$11,347	$34,659	$(12,929)

Comprehensive income (loss)	$(12,924)	$(46,006)	$11,343	$34,663	$(12,924)

Condensed Consolidating Statement of Comprehensive Income

For the Three Months Ended June 30, 2013

Unaudited

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
REVENUES
Net servicing revenue and fees	$—	$262,158	$—	$(4,852)	$257,306
Net gains on sales of loans	—	235,949	—	—	235,949
Interest income on loans	139	179	36,478	—	36,796
Net fair value gains on reverse loans and related HMBS obligations	—	26,731	—	—	26,731
Insurance revenue	—	16,605	1,445	—	18,050
Other revenues	164	20,790	5,206	(5,028)	21,132

Total revenues	303	562,412	43,129	(9,880)	595,964

EXPENSES
Salaries and benefits	—	145,282	—	—	145,282
General and administrative	3,134	125,140	6,928	(9,490)	125,712
Interest expense	30,681	15,396	22,437	(224)	68,290
Depreciation and amortization	30	17,374	210	—	17,614
Other expenses, net	217	373	1,561	—	2,151

Total expenses	34,062	303,565	31,136	(9,714)	359,049

OTHER GAINS LOSSES
Other net fair value gains (losses)	(1,050)	386	2,320	—	1,656

Total other (gains) losses	(1,050)	386	2,320	—	1,656

Income (loss) before income taxes	(34,809)	259,233	14,313	(166)	238,571
Income tax expense (benefit)	(12,319)	105,957	1,768	(67)	95,339

Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	(22,490)	153,276	12,545	(99)	143,232
Equity in earnings of consolidated subsidiaries and variable interest entities	165,722	2,583	—	(168,305)	—

Net income	$143,232	$155,859	$12,545	$(168,404)	$143,232

Comprehensive income	$143,211	$155,859	$12,520	$(168,379)	$143,211

Condensed Consolidating Statement of Comprehensive Income

For the Six Months Ended June 30, 2014

Unaudited

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
REVENUES
Net servicing revenue and fees	$—	$322,789	$48	$(9,069)	$313,768
Net gains on sales of loans	—	248,645	—	—	248,645
Interest income on loans	322	333	67,985	—	68,640
Net fair value gains on reverse loans and related HMBS obligations	—	44,172	—	—	44,172
Insurance revenue	—	40,334	2,860	—	43,194
Other revenues	536	64,275	9,928	(9,497)	65,242

Total revenues	858	720,548	80,821	(18,566)	783,661

EXPENSES
Salaries and benefits	—	281,399	—	—	281,399
General and administrative	424	257,837	12,845	(19,900)	251,206
Interest expense	73,250	34,709	41,580	—	149,539
Depreciation and amortization	60	36,576	399	—	37,035
Goodwill impairment	—	82,269	—	—	82,269
Other expenses, net	449	607	3,147	—	4,203

Total expenses	74,183	693,397	57,971	(19,900)	805,651

OTHER GAINS LOSSES
Other net fair value gains (losses)	(54)	(1,484)	567	—	(971)

Total other (gains) losses	(54)	(1,484)	567	—	(971)

Income (loss) before income taxes	(73,379)	25,667	23,417	1,334	(22,961)
Income tax expense (benefit)	(70,973)	40,013	2,983	568	(27,409)

Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	(2,406)	(14,346)	20,434	766	4,448
Equity in earnings of consolidated subsidiaries and variable interest entities	6,854	2,029	—	(8,883)	—

Net income	$4,448	$(12,317)	$20,434	$(8,117)	$4,448

Comprehensive income (loss)	$4,457	$(12,317)	$20,426	$(8,109)	$4,457

Condensed Consolidating Statement of Comprehensive Income

For the Six Months Ended June 30, 2013

Unaudited

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
REVENUES
Net servicing revenue and fees	$—	$404,123	$—	$(9,808)	$394,315
Net gains on sales of loans	—	314,394	—	—	314,394
Interest income on loans	253	367	73,074	—	73,694
Net fair value gains on reverse loans and related HMBS obligations	—	63,519	—	—	63,519
Insurance revenue	—	32,603	2,981	—	35,584
Other revenues	431	28,201	10,397	(10,042)	28,987

Total revenues	684	843,207	86,452	(19,850)	910,493

EXPENSES
Salaries and benefits	(1,573)	253,584	4	—	252,015
General and administrative	17,561	200,154	14,354	(18,917)	213,152
Interest expense	55,987	21,555	45,358	(468)	122,432
Depreciation and amortization	64	33,459	424	—	33,947
Other expenses, net	375	553	3,319	—	4,247

Total expenses	72,414	509,305	63,459	(19,385)	625,793

OTHER GAINS LOSSES
Other net fair value gains (losses)	(4,754)	(21)	5,170	—	395

Total other (gains) losses	(4,754)	(21)	5,170	—	395

Income (loss) before income taxes	(76,484)	333,881	28,163	(465)	285,095
Income tax expense (benefit)	(25,677)	136,346	3,633	(188)	114,114

Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	(50,807)	197,535	24,530	(277)	170,981
Equity in earnings of consolidated subsidiaries and variable interest entities	221,788	5,860	—	(227,648)	—

Net income	$170,981	$203,395	$24,530	$(227,925)	$170,981

Comprehensive income	$170,958	$203,395	$24,469	$(227,864)	$170,958

Condensed Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2014

Unaudited

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
Cash flows provided by (used in) operating activities	$(6,374)	$(49,030)	$(18,007)	$(431)	$(73,842)

Investing activities
Purchases and originations of reverse loans held for investment	—	(715,969)	—	—	(715,969)
Principal payments received on reverse loans held for investment	—	234,779	—	—	234,779
Principal payments received on forward loans related to Residual Trusts	56	273	50,233	—	50,562
Principal payments received on forward loans related to Non-Residual Trusts	—	—	29,383	—	29,383
Payments received on charged-off loans held for investment	—	2,055	—	—	2,055
Payments received on receivables related to Non-Residual Trusts	—	—	5,696	—	5,696
Cash proceeds from sales of real estate owned, net related to Residual Trusts	178	235	5,857	—	6,270
Cash proceeds from sales of other real estate owned, net	—	13,263	2,860	—	16,123
Purchases of premises and equipment	—	(12,958)	—	—	(12,958)
Decrease (increase) in restricted cash and cash equivalents	(752)	4,749	(1,576)	—	2,421
Payments for acquisitions of businesses, net of cash acquired	—	(167,955)	—	—	(167,955)
Acquisitions of servicing rights	—	(101,244)	—	—	(101,244)
Acquisitions of charged-off loans held for investment	—	(57,052)	—	—	(57,052)
Capital contributions to subsidiaries	(33,431)	(4,127)	—	37,558	—
Returns of capital from subsidiaries	20,721	7,653	—	(28,374)	—
Change in due from affiliates	(64,028)	(23,326)	(28,200)	115,554	—
Other	—	(4,962)	—	—	(4,962)

Cash flows provided by (used in) investing activities	(77,256)	(824,586)	64,253	124,738	(712,851)

Financing activities
Payments on debt	(7,500)	(1,393)	—	—	(8,893)
Proceeds from securitizations of reverse loans	—	839,431	—	—	839,431
Payments on HMBS related obligations	—	(267,904)	—	—	(267,904)
Issuances of servicing advance liabilities	—	468,376	143,519	—	611,895
Payments on servicing advance liabilities	—	(432,639)	(110,101)	—	(542,740)
Net change in warehouse borrowings related to forward loans	—	126,425	—	—	126,425
Net change in warehouse borrowings related to reverse loans	—	(60,772)	—	—	(60,772)
Other debt issuance costs paid	—	(13,509)	—	—	(13,509)
Payments on mortgage-backed debt related to Residual Trusts	—	—	(51,442)	—	(51,442)
Payments on mortgage-backed debt related to Non-Residual Trusts	—	—	(39,224)	—	(39,224)
Capital contributions	—	33,431	4,127	(37,558)	—
Capital distributions	—	(5,971)	(22,403)	28,374	—
Change in due to affiliates	(4,497)	88,380	31,240	(115,123)	—
Other	6,833	(1,950)	(1)	—	4,882

Cash flows provided by (used in) financing activities	(5,164)	771,905	(44,285)	(124,307)	598,149

Net increase (decrease) in cash and cash equivalents	(88,794)	(101,711)	1,961	—	(188,544)
Cash and cash equivalents at the beginning of the period	100,009	388,644	3,232	—	491,885

Cash and cash equivalents at the end of the period	$11,215	$286,933	$5,193	$—	$303,341

Condensed Consolidating Statement of Cash Flows

For the Six Months Ended June 30, 2013

Unaudited

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
Cash flows provided by (used in) operating activities	$762	$(2,071,339)	$15,924	$173	$(2,054,480)

Investing activities
Purchases and originations of reverse loans held for investment	—	(1,864,687)	—	—	(1,864,687)
Principal payments received on reverse loans held for investment	—	141,702	—	—	141,702
Principal payments received on forward loans related to Residual Trusts	41	253	53,227	—	53,521
Principal payments received on forward loans related to Non-Residual Trusts	—	—	30,524	—	30,524
Payments received on receivables related to Non-Residual Trusts	—	—	8,141	—	8,141
Cash proceeds from sales of real estate owned, net related to Residual Trusts	68	2	3,571	—	3,641
Cash proceeds from sales of other real estate owned, net	—	6,304	3,833	—	10,137
Purchases of premises and equipment	—	(17,240)	—	—	(17,240)
Decrease (increase) in restricted cash and cash equivalents	(3)	(34,142)	1,720	—	(32,425)
Payments for acquisitions of businesses, net of cash acquired	(477,021)	(1,063)	—	—	(478,084)
Acquisitions of servicing rights	—	(537,296)	—	—	(537,296)
Capital contributions to subsidiaries	(311,107)	(1,700)	—	312,807	—
Returns of capital from subsidiaries	18,852	4,510	—	(23,362)	—
Change in due from affiliates	(390,390)	(61,865)	(45,685)	497,940	—
Other	—	(919)	—	—	(919)

Cash flows provided by (used in) investing activities	(1,159,560)	(2,366,141)	55,331	787,385	(2,682,985)

Financing activities
Proceeds from issuance of debt, net of debt issuance costs	1,012,713	—	—	—	1,012,713
Payments on debt	(38,386)	(738)	—	—	(39,124)
Proceeds from securitizations of reverse loans	—	1,983,878	—	—	1,983,878
Payments on HMBS related obligations	—	(155,312)	—	—	(155,312)
Issuances of servicing advance liabilities	—	1,213,514	2,961	—	1,216,475
Payments on servicing advance liabilities	—	(577,002)	(2,008)	—	(579,010)
Net change in warehouse borrowings related to forward loans	—	1,568,301	—	—	1,568,301
Net change in warehouse borrowings related to reverse loans	—	(74,125)	—	—	(74,125)
Other debt issuance costs paid	—	(6,364)	—	—	(6,364)
Payments on mortgage-backed debt related to Residual Trusts	—	—	(55,685)	—	(55,685)
Payments on mortgage-backed debt related to Non-Residual Trusts	—	—	(44,297)	—	(44,297)
Capital contributions	—	311,107	1,700	(312,807)	—
Capital distributions	—	(5,285)	(18,077)	23,362	—
Change in due to affiliates	17,438	433,983	46,692	(498,113)	—
Other	1,302	(684)	(37)	—	581

Cash flows provided by (used in) financing activities	993,067	4,691,273	(68,751)	(787,558)	4,828,031

Net increase (decrease) in cash and cash equivalents	(165,731)	253,793	2,504	—	90,566
Cash and cash equivalents at the beginning of the period	366,393	73,993	1,668	—	442,054

Cash and cash equivalents at the end of the period	$200,662	$327,786	$4,172	$—	$532,620

29.	Separate Financial Information of Subsidiary Guarantors of Indebtedness

Guarantor Financial Statement Information

In accordance with the indenture governing the 7.875% Senior Notes due December 2021, certain existing and future 100% owned domestic subsidiaries of the Company have fully and unconditionally guaranteed the Senior Notes on a joint and several basis. These guarantor subsidiaries also guarantee the Company’s obligations under the 2013 Secured Credit Facilities. The indenture governing the Senior Notes contains customary exceptions under which a guarantor subsidiary may be released from its guarantee without the consent of the holders of the Senior Notes, including (1) the permitted sale, transfer or other disposition of all or substantially all of a guarantor subsidiary’s assets or common stock; (2) the designation of a restricted guarantor subsidiary as an unrestricted subsidiary; (3) the release of a guarantor subsidiary from its obligations under the 2013 Secured Credit Facilities and its guarantee of all other indebtedness of the Company and other guarantor subsidiaries; and (4) the defeasance of the obligations of the guarantor subsidiary by payment of the Senior Notes. Presented below are the condensed consolidating financial information of the Company, the guarantor subsidiaries on a combined basis, and the non-guarantor subsidiaries on a combined basis.

Condensed Consolidating Balance Sheet

December 31, 2013

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
ASSETS
Cash and cash equivalents	$100,009	$388,644	$3,232	$—	$491,885
Restricted cash and cash equivalents	14,753	732,582	57,468	—	804,803
Residential loans at amortized cost, net	6,341	10,819	1,377,711	—	1,394,871
Residential loans at fair value	—	9,754,110	587,265	—	10,341,375
Receivables, net	51,681	223,767	43,747	—	319,195
Servicer and protective advances, net	—	1,337,218	62,647	(18,431)	1,381,434
Servicing rights, net	—	1,304,900	—	—	1,304,900
Goodwill	—	657,737	—	—	657,737
Intangible assets, net	—	115,364	7,042	—	122,406
Premises and equipment, net	277	155,570	—	—	155,847
Other assets	65,293	291,529	56,254	—	413,076
Due from affiliates, net	711,797	—	—	(711,797)	—
Investments in consolidated subsidiaries and variable interest entities	2,621,934	9,487	—	(2,631,421)	—

Total assets	$3,572,085	$14,981,727	$2,195,366	$(3,361,649)	$17,387,529

LIABILITIES AND STOCKHOLDERS’ EQUITY
Payables and accrued liabilities	$57,187	$429,199	$32,205	$(24,452)	$494,139
Servicer payables	—	735,225	—	—	735,225
Servicing advance liabilities	—	903,381	67,905	—	971,286
Debt	2,267,979	1,089,669	—	—	3,357,648
Mortgage-backed debt	—	—	1,887,862	—	1,887,862
HMBS related obligations at fair value	—	8,652,746	—	—	8,652,746
Deferred tax liability, net	79,903	38,846	2,920	(62)	121,607
Obligation to fund Non-Guarantor VIEs	—	45,194	—	(45,194)	—
Due to affiliates, net	—	703,170	6,139	(709,309)	—

Total liabilities	2,405,069	12,597,430	1,997,031	(779,017)	16,220,513
Stockholders’ equity:
Total stockholders’ equity	1,167,016	2,384,297	198,335	(2,582,632)	1,167,016

Total liabilities and stockholders’ equity	$3,572,085	$14,981,727	$2,195,366	$(3,361,649)	$17,387,529

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
ASSETS
Cash and cash equivalents	$366,393	$73,993	$1,668	$—	$442,054
Restricted cash and cash equivalents	14,001	581,434	57,903	—	653,338
Residential loans at amortized cost, net	5,086	9,453	1,475,782	—	1,490,321
Residential loans at fair value	—	6,063,713	646,498	—	6,710,211
Receivables, net	23,094	183,123	54,281	(1,489)	259,009
Servicer and protective advances, net	—	133,127	53,558	(13,638)	173,047
Servicing rights, net	—	242,712	—	—	242,712
Goodwill	—	580,378	—	—	580,378
Intangible assets, net	—	136,615	7,877	—	144,492
Premises and equipment, net	401	137,384	—	—	137,785
Deferred tax asset, net	—	44,942	—	(44,942)	—
Other assets	53,643	30,901	60,286	—	144,830
Due from affiliates, net	—	3,765	5,171	(8,936)	—
Investments in consolidated subsidiaries and variable interest entities	1,456,715	15,449	—	(1,472,164)	—

Total assets	$1,919,333	$8,236,989	$2,363,024	$(1,541,169)	$10,978,177

LIABILITIES AND STOCKHOLDERS’ EQUITY
Payables and accrued liabilities	$48,317	$204,984	$29,680	$(22,371)	$260,610
Servicer payables	—	587,929	—	—	587,929
Servicing advance liabilities	—	35,612	64,552	—	100,164
Debt	886,733	259,516	—	—	1,146,249
Mortgage-backed debt	—	—	2,072,728	—	2,072,728
HMBS related obligations at fair value	—	5,874,552	—	—	5,874,552
Deferred tax liability, net	83,462	—	2,641	(45,086)	41,017
Obligation to fund Non-Guarantor VIEs	—	49,865	—	(49,865)	—
Due to affiliates, net	5,893	—	—	(5,893)	—

Total liabilities	1,024,405	7,012,458	2,169,601	(123,215)	10,083,249
Stockholders’ equity:
Total stockholders’ equity	894,928	1,224,531	193,423	(1,417,954)	894,928

Total liabilities and stockholders’ equity	$1,919,333	$8,236,989	$2,363,024	$(1,541,169)	$10,978,177

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2013

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
REVENUES
Net servicing revenue and fees	$—	$802,557	$111	$(19,279)	$783,389
Net gains on sales of loans	—	598,974	—	—	598,974
Interest income on loans	612	718	143,321	—	144,651
Net fair value gains on reverse loans and related HMBS obligations	—	120,382	—	—	120,382
Insurance revenue	—	78,469	6,009	—	84,478
Other revenues	739	69,184	20,135	(19,433)	70,625

Total revenues	1,351	1,670,284	169,576	(38,712)	1,802,499
EXPENSES
Salaries and benefits	918	548,874	7	—	549,799
General and administrative	30,497	456,423	30,387	(36,930)	480,377
Interest expense	123,629	60,064	89,521	(559)	272,655
Depreciation and amortization	124	70,068	835	—	71,027
Provision for loan losses	77	121	1,031	—	1,229
Other expenses, net	682	1,322	6,162	—	8,166

Total expenses	155,927	1,136,872	127,943	(37,489)	1,383,253
OTHER GAINS (LOSSES)
Losses on extinguishments	(12,489)	—	—	—	(12,489)
Other net fair value gains (losses)	(4,813)	(657)	11,531	—	6,061

Total other gains (losses)	(17,302)	(657)	11,531	—	(6,428)

Income (loss) before income taxes	(171,878)	532,755	53,164	(1,223)	412,818
Income tax expense (benefit)	(55,556)	208,459	6,921	(473)	159,351

Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	(116,322)	324,296	46,243	(750)	253,467
Equity in earnings of consolidated subsidiaries and variable interest entities	369,789	13,009	—	(382,798)	—

Net income	$253,467	$337,305	$46,243	$(383,548)	$253,467

Comprehensive income	$253,472	$337,337	$46,168	$(383,505)	$253,472

Condensed Consolidating Statement of Comprehensive Income (Loss)

For the Year Ended December 31, 2012

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
REVENUES
Net servicing revenue and fees	$—	$387,087	$2,375	$(20,953)	$368,509
Net gains on sales of loans	—	648	—	—	648
Interest income on loans	328	696	153,327	—	154,351
Net fair value gains on reverse loans and related HMBS obligations	—	7,279	—	—	7,279
Insurance revenue	—	66,637	6,786	(174)	73,249
Other revenues	382	17,729	19,286	(17,626)	19,771

Total revenues	710	480,076	181,774	(38,753)	623,807
EXPENSES
Salaries and benefits	2,998	223,902	3,207	—	230,107
General and administrative	8,845	130,231	38,791	(41,631)	136,236
Interest expense	77,645	3,472	99,103	(549)	179,671
Depreciation and amortization	131	47,955	1,181	—	49,267
Provision for loan losses	590	77	12,685	—	13,352
Other expenses, net	760	859	7,648	—	9,267

Total expenses	90,969	406,496	162,615	(42,180)	617,900
OTHER GAINS (LOSSES)
Losses on extinguishments	(48,579)	—	—	—	(48,579)
Other net fair value gains (losses)	(1,197)	(1,178)	9,596	—	7,221

Total other gains (losses)	(49,776)	(1,178)	9,596	—	(41,358)

Income (loss) before income taxes	(140,035)	72,402	28,755	3,427	(35,451)
Income tax expense (benefit)	(48,808)	28,569	5,535	1,387	(13,317)

Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	(91,227)	43,833	23,220	2,040	(22,134)
Equity in earnings of consolidated subsidiaries and variable interest entities	69,093	6,300	(438)	(74,955)	—

Net income (loss)	$(22,134)	$50,133	$22,782	$(72,915)	$(22,134)

Comprehensive income (loss)	$(22,057)	$50,082	$22,884	$(72,966)	$(22,057)

Condensed Consolidating Statement of Comprehensive Income (Loss)

For the Year Ended December 31, 2011

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
REVENUES
Net servicing revenue and fees	$—	$171,730	$11,569	$(25,745)	$157,554
Interest income on loans	2,603	3,414	158,777	—	164,794
Insurance revenue	—	33,086	10,965	(2,400)	41,651
Other revenues	4,126	7,863	6,604	(8,741)	9,852

Total revenues	6,729	216,093	187,915	(36,886)	373,851
EXPENSES
Salaries and benefits	3,478	104,614	9,644	—	117,736
General and administrative	41,280	46,472	27,666	(36,821)	78,597
Interest expense	42,188	1,296	96,702	(3,940)	136,246
Depreciation and amortization	—	22,925	1,530	—	24,455
Provision for loan losses	1,218	39	4,759	—	6,016
Other expenses, net	130	6,089	11,854	—	18,073

Total expenses	88,294	181,435	152,155	(40,761)	381,123
OTHER GAINS (LOSSES)
Gains on extinguishments	—	—	95	—	95
Other net fair value gains (losses)	(324)	2,304	(936)	—	1,044

Total other gains (losses)	(324)	2,304	(841)	—	1,139

Income (loss) before income taxes	(81,889)	36,962	34,919	3,875	(6,133)
Income tax expense (benefit)	58,098	(1,538)	2,191	1,513	60,264

Income (loss) before equity in earnings of consolidated subsidiaries and variable interest entities	(139,987)	38,500	32,728	2,362	(66,397)
Equity in earnings of consolidated subsidiaries and variable interest entities	73,590	(4,881)	(254)	(68,455)	—

Net income (loss)	$(66,397)	$33,619	$32,474	$(66,093)	$(66,397)

Comprehensive income (loss)	$(67,232)	$32,856	$32,320	$(65,176)	$(67,232)

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2013

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
Cash flows provided by (used in) operating activities	$(99,050)	$(1,741,415)	$29,860	$130	$(1,810,475)

Investing activities
Purchases and originations of reverse loans held for investment	—	(3,020,937)	—	—	(3,020,937)
Principal payments received on reverse loans held for investment	—	372,375	—	—	372,375
Principal payments received on forward loans related to Residual Trusts	84	458	107,732	—	108,274
Principal payments received on forward loans related to Non-Residual Trusts	—	—	61,385	—	61,385
Payments received on receivables related to Non- Residual Trusts	—	—	14,804	—	14,804
Cash proceeds from sales of real estate owned, net related to Residual Trusts	254	80	7,396	—	7,730
Cash proceeds from sales of other real estate owned, net	—	23,184	7,510	—	30,694
Purchases of premises and equipment	—	(38,639)	—	—	(38,639)
Decrease (increase) in restricted cash and cash equivalents	(752)	(7,282)	(122)	—	(8,156)
Payments for acquisitions of businesses, net of cash acquired	(477,021)	(1,063)	—	—	(478,084)
Deposit for acquisitions	—	(179,185)	—	—	(179,185)
Acquisitions of servicing rights	—	(632,179)	—	—	(632,179)
Capital contributions to subsidiaries	(331,107)	(16,010)	—	347,117	—
Returns of capital from subsidiaries	37,796	30,307	—	(68,103)	—
Change in due from affiliates	(688,070)	(65,619)	(78,976)	832,665	—
Other	(15,200)	1,035	—	—	(14,165)

Cash flows provided by (used in) investing activities	(1,474,016)	(3,533,475)	119,729	1,111,679	(3,776,083)

Financing activities
Proceeds from issuance of debt, net of debt issuance costs	3,106,263	—	—	—	3,106,263
Payments on debt	(360,826)	(2,105)	—	—	(362,931)
Proceeds from securitizations of reverse loans	—	3,216,096	—	—	3,216,096
Payments on HMBS related obligations	—	(409,331)	—	—	(409,331)
Issuances of servicing advance liabilities	—	1,597,043	7,229	—	1,604,272
Payments on servicing advance liabilities	—	(729,274)	(3,876)	—	(733,150)
Net change in master repurchase agreements related to forward loans	—	929,015	—	—	929,015
Net change in master repurchase agreements related to reverse loans	—	(98,837)	—	—	(98,837)
Other debt issuance costs paid	(1,936)	(7,897)	—	—	(9,833)
Payments on mortgage-backed debt related to Residual Trusts	—	—	(112,449)	—	(112,449)
Payments on mortgage-backed debt related to Non-Residual Trusts	—	—	(87,920)	—	(87,920)
Extinguishments and settlement of debt and mortgage-backed debt	(1,405,424)	—	—	—	(1,405,424)
Capital contributions	—	331,107	16,010	(347,117)	—
Capital distributions	—	(10,837)	(57,266)	68,103	—
Change in due to affiliates	(29,618)	772,554	90,284	(833,220)	—
Other	(1,777)	2,007	(37)	425	618

Cash flows provided by (used in) financing activities	1,306,682	5,589,541	(148,025)	(1,111,809)	5,636,389

Net increase (decrease) in cash and cash equivalents	(266,384)	314,651	1,564	—	49,831
Cash and cash equivalents at the beginning of the year	366,393	73,993	1,668	—	442,054

Cash and cash equivalents at the end of the year	$100,009	$388,644	$3,232	$—	$491,885

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2012

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
Cash flows provided by (used in) operating activities	$(78,619)	$118,733	$25,633	$3,873	$69,620

Investing activities
Purchases and originations of reverse loans held for investment	—	(594,315)	—	—	(594,315)
Principal payments received on reverse loans held for investment	—	29,658	—	—	29,658
Principal payments received on forward loans related to Residual Trusts	148	124	96,766	—	97,038
Principal payments received on forward loans related to Non-Residual Trusts	—	—	62,884	—	62,884
Payments received on receivables related to Non-Residual Trusts	—	—	16,096	—	16,096
Cash proceeds from sales of real estate owned, net related to Residual Trusts	670	319	6,872	—	7,861
Cash proceeds from sales of real estate owned, net	—	3,198	8,185	—	11,383
Purchases of premises and equipment	—	(11,408)	—	—	(11,408)
Decrease (increase) in restricted cash and cash equivalents	31,175	1,931	8,226	—	41,332
Payments for acquisitions of businesses, net of cash acquired	(115,000)	—	—	26,408	(88,592)
Deposit for business acquisition	(15,000)	—	—	—	(15,000)
Acquisitions of servicing rights	—	(5,539)	—	—	(5,539)
Returns of capital from subsidiaries	37,536	2,257	—	(39,793)	—
Capital contributions to subsidiaries	(31,118)	(4,195)	—	35,313	—
Change in due from affiliate	12,469	(204,144)	(174,258)	365,933	—
Other	—	(2,751)	—	—	(2,751)

Cash flows provided by (used in) investing activities	(79,120)	(784,865)	24,771	387,861	(451,353)

Financing activities
Proceeds from issuance of debt, net of debt issuance costs	962,524	—	—	(5,487)	957,037
Payments on debt	(65,000)	(10,292)	—	—	(75,292)
Debt prepayment penalty	(29,440)	—	—	—	(29,440)
Proceeds from securitizations of reverse loans	—	583,925	—	—	583,925
Payments on HMBS related obligations	—	(33,496)	—	—	(33,496)
Issuances of servicing advance liabilities	—	242,080	21,753	—	263,833
Payments on servicing advance liabilities	—	(264,771)	(5,937)	—	(270,708)
Net change in master repurchase agreements related to forward loans	—	6,055	—	—	6,055
Net change in master repurchase agreements related to reverse loans	—	11,832	—	—	11,832
Other debt issuance costs paid	(6,179)	(188)	(825)	—	(7,192)
Payments on mortgage-backed debt related to Residual Trusts	—	—	(98,105)	—	(98,105)
Payments on mortgage-backed debt related to Non-Residual Trusts	—	—	(92,716)	—	(92,716)
Extinguishments and settlement of debt and mortgage-backed debt	(690,000)	—	—	—	(690,000)
Secondary equity offering, net of issuance costs	276,013	—	—	—	276,013
Capital contributions	—	32,011	29,710	(61,721)	—
Capital distributions	—	(4,225)	(35,568)	39,793	—
Change in due to affiliate	72,588	161,134	130,597	(364,319)	—
Other	3,076	226	—	—	3,302

Cash flows provided by (used in) financing activities	523,582	724,291	(51,091)	(391,734)	805,048

Net increase (decrease) in cash and cash equivalents	365,843	58,159	(687)	—	423,315
Cash and cash equivalents at the beginning of the year	550	15,834	2,355	—	18,739

Cash and cash equivalents at the end of the year	$366,393	$73,993	$1,668	$—	$442,054

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

(in thousands)

	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries and VIEs	Eliminations and Reclassifications	Consolidated
Cash flows provided by (used in) operating activities	$(20,728)	$62,865	$64,363	$(1,594)	$104,906

Investing activities
Purchases of forward loans related to Residual Trusts	—	(44,794)	—	—	(44,794)
Principal payments received on forward loans related to Residual Trusts	901	2,080	92,765	—	95,746
Principal payments received on forward loans related to Non-Residual Trusts	—	—	30,636	—	30,636
Payments received on receivables related to Non-Residual Trusts	—	—	9,126	—	9,126
Purchase of held-to-maturity investments	(1,338)	—	—	1,338	—
Proceeds from sales of held-to-maturity investments	123,161	—	—	(123,161)	—
Cash proceeds from sales of real estate owned, net related to Residual Trusts	—	654	2,435	—	3,089
Cash proceeds from sales of other real estate owned, net	—	425	4,687	—	5,112
Purchases of premises and equipment	—	(6,273)	(14)	—	(6,287)
Decrease (increase) in restricted cash and cash equivalents	(44,728)	311	(3,501)	—	(47,918)
Payments for acquisitions of businesses, net of cash acquired	(1,012,640)	—	—	12,111	(1,000,529)
Capital contributions to subsidiaries	—	(100)	—	100	—
Returns of capital from subsidiaries	261,535	1,278	—	(262,813)	—
Change in due from affiliate	(129,554)	102,955	28,835	(2,236)	—
Other	—	(1,708)	—	—	(1,708)

Cash flows provided by (used in) investing activities	(802,663)	54,828	164,969	(374,661)	(957,527)

Financing activities
Proceeds from issuance of debt, net of debt issuance costs	720,700	—	—	—	720,700
Payments on debt	(18,750)	(5,527)	—	—	(24,277)
Issuances of servicing advance liabilities	—	156,637	1,169	—	157,806
Payments on servicing advance liabilities	—	(157,750)	(7,132)	—	(164,882)
Other debt issuance costs paid	—	—	(2,213)	(812)	(3,025)
Issuance of mortgage-backed debt related to Residual Trusts	—	—	102,000	121,065	223,065
Payments on mortgage-backed debt related to Residual Trusts	—	—	(92,635)	2,908	(89,727)
Payments on mortgage-backed debt related to Non-Residual Trusts	—	—	(47,760)	—	(47,760)
Extinguishments and settlement of debt and mortgage-backed debt	—	—	—	(1,338)	(1,338)
Dividends and dividend equivalents paid	(14,051)	—	—	—	(14,051)
Capital Contribution	—	12,111	100	(12,211)	—
Capital Distributions	—	(199,756)	(63,057)	262,813	—
Change in due to affiliate	27,481	91,602	(122,913)	3,830	—
Other	181	316	—	—	497

Cash flows provided by (used in) financing activities	715,561	(102,367)	(232,441)	376,255	757,008

Net increase (decrease) in cash and cash equivalents	(107,830)	15,326	(3,109)	—	(95,613)
Cash and cash equivalents at the beginning of the year	108,380	508	5,464	—	114,352

Cash and cash equivalents at the end of the year	$550	$15,834	$2,355	$—	$18,739